Income Taxes - Effects of Temporary Differences That Give Rise to Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Accrued enterprise taxes	¥ 665	¥ 1,091
Accrued expenses	3,814	3,210
Accrued pension and severance costs	548	813
Allowance for doubtful accounts	343	224
Inventories	15,377	15,733
Net operating loss carryforwards	14,440	14,401
Property and equipment basis differences	3,697	3,596
Asset retirement obligations	1,236	1,314
Deferred revenue	414	767
Investments in affiliate	1,335	1,354
Other	2,706	2,294
Gross deferred tax assets	44,575	44,797
Less valuation allowance	(9,487)	(10,330)
Total deferred tax assets	35,088	34,467
Deferred tax liabilities:
Intangible assets	(14,634)	(14,809)
Investments in subsidiaries	(1,139)	(1,123)
Other	(1,486)	(1,479)
Gross deferred tax liabilities	(17,259)	(17,411)
Net deferred tax assets	¥ 17,829	¥ 17,056